Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingent Liabilities

(a)	Restricted assets
The Company’s subsidiaries are obliged by the terms of its contractual obligations to U.S. policyholders and by obligations to certain regulatory authorities to facilitate issue of letters of credit or maintain certain balances in trust funds for the benefit of policyholders.
The following table details the forms and value of Company’s material restricted assets as at December 31, 2019 and 2018:

	As at December 31, 2019	At December 31, 2018
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$754.9	$1,033.9
Third party	2,766.6	2,511.7
Letters of credit / guarantees(1)	635.4	771.1
Other investments — real estate fund	111.4	102.5
Total restricted assets	$4,268.3	$4,419.2

Total as percent of investable assets (2)	54.4%	56.4%
 _______________

(1)	As at December 31, 2019, the Company had pledged funds of $635.4 million (December 31, 2018 — $771.1 million) as collateral for the secured letters of credit.

(2)	Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.
Real Estate Fund. On December 20, 2017, the Company committed $100.0 million as a limited partner to a real estate fund. The investment objective of the fund is to achieve attractive risk-adjusted returns through the acquisition of income producing, high quality assets in gateway cities located in the U.S. and Canada in the office, retail, industrial and multifamily sectors of the real estate market. On May 1, 2018, the Company received a demand for an initial capital call of $86.2 million and the capital call on May 10, 2018. On September 19, 2018, the Company received a demand for the final capital call of $13.8 million and paid the capital on September 28, 2018.
Investments in the real estate fund may be redeemed on a quarterly basis with 90 days’ notice subject to available cash in the fund once the lock-up period ends two years after the capital call. If sufficient cash is not available then all requested redemptions will be made on a pro rata basis. If a redemption request has not been met in full, as of such calendar quarter, the remaining portion of the request will be redeemed in subsequent quarters. There are no assurances as to when the Company may be able to withdraw, in whole or in part, its redemption request from the fund. A lock-up period is the initial amount of time an investor is contractually required to remain invested before having the ability to redeem.
On December 23, 2019, the Company committed $5.0 million as an equity investment in the holding company of a multi-line reinsurer. The strategy for the multi-line reinsurer is to combine a diversified reinsurance business, focused primarily on long-tailed lines of property and casualty business and, potentially to a lesser extent, life business, with a diversified investment strategy. On December 27, 2019, the Company received a demand for an initial capital call of $0.2 million and paid the capital on January 15, 2020.
The Company’s current arrangements with our bankers for the issue of letters of credit require us to provide collateral in the form of cash and investments for the full amount of all secured and undrawn letters of credit that are outstanding. We monitor the proportion of our otherwise liquid assets that are committed to trust funds or to the collateralization of letters of credit. As at December 31, 2019 and 2018, these funds amounted to approximately 54.4% of the $7.8 billion and approximately 56.4% of the $7.8 billion of investable assets held by the Company, respectively. We do not consider that this unduly restricts our liquidity at this time. For more information on our credit facilities and long-term debt arrangements, refer to Note 23, “Credit Facility and Long-term Debt” of these consolidated financial statements.
Funds at Lloyd’s. AUL operates at Lloyd’s as the corporate member for Syndicate 4711. Lloyd’s determines Syndicate 4711’s required regulatory capital principally through the syndicate’s annual business plan. Such capital, called Funds at Lloyd’s, consists of investable assets as at December 31, 2019 in the amount of $513.1 million (2018 — $503.2 million).
The amounts provided as Funds at Lloyd’s will be drawn upon and become a liability of the Company in the event of Syndicate 4711 declaring a loss at a level that cannot be funded from other resources, or if Syndicate 4711 requires funds to cover a short term liquidity gap. The amount which the Company provides as Funds at Lloyd’s is not available for distribution to the Company for the payment of dividends. Aspen Managing Agency Limited, the managing agent to Syndicate 4711, is also required by Lloyd’s to maintain a minimum level of capital which as at December 31, 2019 was £0.4 million (December 31, 2018 — £0.4 million). This is not available for distribution by the Company for the payment of dividends.
U.S. Reinsurance Trust Fund. For its U.S. reinsurance activities, Aspen U.K. has established and must retain a multi-beneficiary U.S. trust fund for the benefit of its U.S. cedants so that they may take financial statement credit without the need to post cedant-specific security. The minimum trust fund amount is $20.0 million plus an amount equal to 100% of Aspen U.K.’s U.S. reinsurance liabilities, which were $1,374.4 million as at December 31, 2019 and $1,311.4 million as at December 31, 2018. As at December 31, 2019, the balance (including applicable letter of credit facilities) held in the trust was $1,395.2 million (2018 — $1,336.4 million).
Aspen Bermuda has also established and must retain a multi-beneficiary U.S. trust fund for the benefit of its U.S. cedants so that they may take financial statement credit without the need to post cedant-specific security. The minimum trust fund amount is $20.0 million plus an amount equal to 100% of Aspen Bermuda’s liabilities to its U.S. cedants which was $427.7 million and $647.8 million as at December 31, 2019 and 2018, respectively. As at December 31, 2019, the balance held in the U.S. trust fund and other Aspen Bermuda trusts was $846.2 million (2018 — $1,112.4 million).
U.S. Surplus Lines Trust Fund. Aspen U.K. and Syndicate 4711 have also established a U.S. surplus lines trust fund with a U.S. bank to secure liabilities under U.S. surplus lines policies. The balance held in trust as at December 31, 2019 was $215.5 million (2018 — $198.8 million).
U.S. Regulatory Deposits. As at December 31, 2019, Aspen Specialty had a total of $6.1 million (2018 — $6.0 million) on deposit with six U.S. states in order to satisfy state regulations for writing business in those states. AAIC had a further $6.7 million (2018 — $6.1 million) on deposit with twelve U.S. states.
Canadian Trust Fund. Aspen U.K. has established a Canadian trust fund with a Canadian bank to secure a Canadian insurance license. As at December 31, 2019, the balance held in trust was CAD$155.4 million (2018 — CAD$152.7 million).
Australian Trust Fund. Aspen U.K. has established an Australian trust fund with an Australian bank to secure policyholder liabilities and as a condition for maintaining an Australian insurance license. As at December 31, 2019, the balance held in trust was AUD$226.9 million (2018 — AUD$209.3 million).
Swiss Trust Fund. Aspen U.K. has established a Swiss trust fund with a Swiss bank to secure policyholder liabilities and as a condition for maintaining a Swiss insurance license. As at December 31, 2019, the balance held in trust was CHF8.4 million (2018 — CHF9.0 million).
Singapore Fund. Aspen U.K. has established a segregated Singaporean bank account to secure policyholder liabilities and as a condition for maintaining a Singaporean insurance license and meet local solvency requirements. As at December 31, 2019, the balance in the account was SGD$148.9 million (2018 — SGD$135.9 million).

(b)	Variable interest entities
As at December 31, 2019, the Company had investments in one (December 31, 2018 — two) variable interest entities, Peregrine Reinsurance Ltd.
Peregrine Reinsurance Ltd. For further information regarding the Company’s investment in Peregrine Reinsurance Ltd, refer to Note 5, “Variable Interest Entities” of these consolidated financial statements.

(c)	Contingent liabilities
In common with the rest of the insurance and reinsurance industry, the Company is also subject to litigation and arbitration in the ordinary course of business. The Company’s Operating Subsidiaries are regularly engaged in the investigation, conduct and defense of disputes, or potential disputes, resulting from questions of insurance or reinsurance coverage or claims activities. Pursuant to insurance and reinsurance arrangements, many of these disputes are resolved by arbitration or other forms of alternative dispute resolution. Such legal proceedings are considered in connection with estimating the Company’s Insurance Reserves — Loss and Loss Adjustment Expenses, as provided on the Company’s consolidated balance sheet.
In some jurisdictions, noticeably the U.S., a failure to deal with such disputes or potential disputes in an appropriate manner could result in an award of “bad faith” punitive damages against the Company’s Operating Subsidiaries. In accordance with ASC 450-20-50-4b, for (a) reasonably possible losses for which no accrual is made because any of the conditions for accrual in ASC 450-20-25-2 are not met and (b) reasonably possible losses in excess of the amounts accrued pursuant to ASC 450-20-30-1, the Company will provide an estimate of the possible loss or range of possible loss or state that such an estimate cannot be made.
As at December 31, 2019, it was the opinion of the Company’s management based on available information that the probability of the ultimate resolution of pending or threatened litigation or arbitrations having a material effect on the Company’s financial condition, results of operations or liquidity would be remote.